Organization and Nature of Operations	12 Months Ended
Dec. 31, 2010
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1. ORGANIZATION AND NATURE OF OPERATIONS
The accompanying consolidated financial statements include the financial statements of Shanda Interactive Entertainment Limited (the “Company” or “Shanda Interactive”), its subsidiaries, which mainly include Shanda Holdings Limited (the “Shanda BVI”), Shanda Games Limited (“Shanda Games”), Shanda Online International (HK) Limited, Cloudary Corporation (“Cloudary” and formerly known as “Shanda Literature”), Shengqu Information Technology (Shanghai) Co., Ltd. (“Shengqu”), Shanda Computer Co., Ltd. (“Shanda Computer”), Shengting Information Technology (Shanghai) Co., Ltd. (“Shengting”) and certain variable interest entities (“VIEs” or “VIE subsidiaries”), which mainly include Shanghai Shanda Networking Co., Ltd. (“Shanda Networking”) and its subsidiaries (“Shanda Networking entities”), Shanghai Shulong Development Co., Ltd. (“Shanghai Shulong”) and its subsidiaries (“Shulong entities”), Shanghai Hongwen Networking Technology Co., Ltd. (formerly known as “Shanghai Shengxuan Networking Technology Co., Ltd.” or “Shanghai Hongwen”) and its subsidiaries (“Hongwen entities”) and Ku6 Media Co., Ltd. (“Ku6” and formerly known as “Hurray! Holding Co., Ltd.” or “Hurray Holding” before August 17, 2010), its subsidiaries and VIEs. The Company, its subsidiaries and VIE subsidiaries are collectively referred to as the “Group”. The Group is principally engaged in the development and operation of entertainment content business and integrated services platform related businesses in the People’s Republic of China (the “PRC”). The Shanda Networking entities prior to the Separation as defined below include Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng and the Shanda Networking entities following the Separation include Shanda Networking, Nanjing Shanda and Shengfutong Electronic Business Co., Ltd. (“Shengfutong”).
Shanda BVI, formerly known as Spirit High Ventures Ltd., was incorporated in British Virgin Islands as a limited liability company on July 2, 2002. Shengqu and Shanda Networking were incorporated in the PRC on January 21, 2003 and December 29, 1999, respectively. Shanda Interactive was incorporated in the Cayman Islands on November 17, 2003 and became the holding company of the Group through a share purchase agreement in December 2003. Shanda Games Holdings (HK) Limited (“Games Holdings”) is a limited liability company established by the Company on 28 September 2007 and is engaged in investment holding and licensing games to overseas game operators.
In May 2004, Shanda Interactive completed an initial public offering of American Depository Shares (ADSs). ADSs of the Company are traded from May 13, 2004 on NASDAQ under the symbol “SNDA” in the United States of America.
In 2008, the Company commenced a reorganization to provide each of its businesses with a sharper focus including online game and online literature businesses on its respective business operations, strategies, and competitive challenges (“the Reorganization”).
Shanda Games Reorganization
On June 27, 2008, the Company’s board of directors approved the reorganization, effective as of July 1, 2008 pursuant to which the Company transferred substantially all of the assets and liabilities related to the MMORPG and advanced casual game business to a newly-established legal entity, Shanda Games Limited, and Shengqu transferred substantially all of its assets and liabilities unrelated to the MMORPG and advanced casual game business to Shanda Computer and the Company’s other entities (the “Separation”).
Prior to the Separation, in order to comply with certain foreign ownership restrictions of companies that provide Internet content services, the Company operated the MMORPG and casual game business in China primarily through Shanda Networking, a company wholly-owned by Tianqiao Chen, the Company’s chairman and chief executive officer, and Danian Chen, the Company’s director and chief operating officer, both of whom are PRC citizens, and through Nanjing Shanda and Hangzhou Bianfeng, which are wholly-owned by subsidiaries of Shanda Networking. The Shanda Networking entities hold the licenses and approvals required to operate the MMORPG and casual game business. At the same time, the Company also operated the integrated service platform through Shanda Networking, and other businesses through other variable interest entities.
In addition, Shengqu, which is the wholly owned subsidiary of the Company, entered into the VIE agreements with the Shanda Networking and its shareholders , pursuant to which Shengqu agreed to provide certain services, software licenses and equipment relating to the MMORPG and casual games business to Shanda Networking in exchange for a fee. As a result of these VIE arrangements, Shengqu was considered the primary beneficiary of the Shanda Networking entities and consolidated the results of operations of the Shanda Networking entities in the Company’s financial statements. In addition, Shanda Computer entered into a series of contractual agreements with Shanda Networking pursuant to which Shanda Computer provided certain services and software licenses relating to the service platform to the Shanda Networking entities in exchange for a fee.
After the Separation, in order to comply with PRC laws restricting foreign ownership in the online game business in China, Shanda Games operates its online game business in China through the Shulong entities. Shanghai Shulong, a company wholly-owned by two employees of the Company, currently holds an ICP license and an Internet culture operation license which are required to operate its MMORPG and advanced casual games business. Shanda Games publishes its online games under an Internet publishing license held by Shanda Networking. Shengqu owns the substantial majority of Shanda Games’ physical assets. The Company incorporated Shanda Online International (HK) Limited in Hong Kong on October 2, 2007 to operate the Company’s integrated service platform business through the Shanda Networking entities (“Shanda Online”). Shanda Networking currently holds an ICP license and an Internet culture operation license that are required to operate its platform business. As a result of the VIE agreements between Shengqu and both Shanda Shulong and its shareholders, Shengqu is considered the primary beneficiary of the Shulong entities and Shanda Games consolidates the results of operations of the Shulong entities. At the same time, Shanda Computer has entered into a similar series of VIE agreements with both Shanda Networking and its shareholders and therefore, Shanda Computer is considered the primary beneficiary of the Shanda Networking entities.
In connection with the Separation, Shanda Games and Shanda Online entered into several operational agreements. Specifically, Shengfutong, a wholly-owned subsidiary incorporated by Shanda Networking upon the Reorganization, and the Shulong entities entered into a sales agency agreement pursuant to which Shengfutong has agreed, for a period of five years commencing July 1, 2008, to be the exclusive sales agency of the Shulong entities for the distribution of pre-paid cards which can be used to access and play Shanda Games’ MMORPG and advanced casual games through Shanda Online’s integrated service platform. Shengfutong is the sole agent of Shanda Games for the sale of prepaid cards, however, Shanda Games has agreed to pay Shengfutong an amount equal to the difference between (x) the amount Shengfutong receives from distributors or users from the sale of the pre-paid cards and (y) a fixed percentage of the face value of a pre-paid card as agreed upon between Shengfutong and Shanda Games. In addition, Shanda Networking and Nanjing Shanda, on the one hand, and the Shulong entities, on the other hand, entered into a cooperation agreement which provides that Shanda Networking and Nanjing Shanda should provide certain online e-commerce platform services to Shanda Games for a period of five years commencing on July 1, 2008. The services Shanda Networking and Nanjing Shanda have agreed to provide Shanda Games include, among others, online billing and payment, user authentication, customer service, anti-fatigue compliance, pre-paid card marketing and distribution and data support services. Shanda Games will pay Shanda Networking a fee which is equal to a fixed percentage of the portion of the face value of the pre-paid cards that are used in Shanda Games’ MMORPG and advanced casual games.
In addition, the Company transferred all of its equity interest in Actoz, which represented 53.8% of the outstanding shares of Actoz to Shanda Games, in the second quarter of 2009. Furthermore, Shanda Games incorporated two wholly-owned subsidiaries of Shengji Information Technology (Shanghai) Co., Ltd. (“Shengji”) and Lansha Information Technology (Shanghai) Co., Ltd. (“Lansha”) in China in the second half year of 2009 and Shengqu transferred certain rights to its online games to Shengji and Lansha to allow them to sublicense its rights to the Shulong entities, Chengdu Youji Technolgy Co., Ltd, and Tianjin Youji Technology Co., Ltd. (collectively, the “Youji entities”), which are two new wholly-owned subsidiaries incorporated by Shanghai Shulong. Following this transaction, the Company conducts its online game business in China through the Shulong entities including the Youji entities.
In order to provide Shanda Games with the platform and resources to become a leading company in the online game industry and to compete head to head with first tier players, Shanda Games completed its initial public offering on the Nasdaq on September 25, 2009, trading under the symbol “GAME”. After Shanda Games’ offering, the Company continues to consolidate Shanda Games as its controlling shareholder, but recognizes non-controlling interest reflecting the shares held by the shareholders other than the Company in the consolidated financial statements. As of December 31, 2009 and 2010, 28.99% and 27.90% of the economic interests in Shanda Games were recognized as non-controlling interest in the consolidated financial statements. See Note 2, “Shanda Games Transactions” for further information.
Cloudary Reorganization
As part of the Reorganization, Shanda incorporated a wholly owned subsidiary Cloudary Holdings Limited (formerly known as “Shanda Literature Limited”) in Hong Kong in September 2007. Thereafter, Cloudary Holdings Limited established Shengting in China in May 2008. In October 2008, Shanghai Hongwen was established by the employees of Shanda. In 2008, Shengting entered into a series of contractual arrangements with Shanghai Hongwen and Shanghai Hongwen’s shareholders through which the Company gained effective control over the operations of Shanghai Hongwen.
Since January 2009, Shanda Networking, which previously also operated online literature businesses of Shanda through Shanghai Xuanting Entertainment Information Technology Co., Ltd. (“Shanghai Xuanting”), a wholly owned subsidiary acquired in 2004, and Hong Xiu Tian Xiang Science and Technology Development (Beijing) Co., Ltd. (“Hong Xiu”), a subsidiary acquired in April 2008, started to transfer all its assets and liabilities related to online literature business to Shanghai Hongwen. In January and April 2009, Shanda Networking transferred its 100% equity interest in Xuanting and 60% equity interests in Hong Xiu to Shanghai Hongwen, respectively.
In April 2009, Cloudary Corporation was incorporated as a direct wholly owned subsidiary of the Company. In January 2010, Cloudary Corporation then acquired all of the equity interests in Cloudary Holdings Limited. As a result, Cloudary Corporation indirectly owns all the equity interest in Shengting and conducts the online literature business in China primarily through the consolidated VIE of Shanghai Hongwen, which is a holding company of the PRC operating entities of Cloudary. As of December 31, 2010, Cloudary is the wholly owned subsidiary of the Company.
In May 2011, Clouday Corporation submitted a registration statement to the U.S. Securities and Exchange Commission (the “SEC”) for a possible initial public offering (the “Proposed IPO”). The purposes of the Proposed IPO, if completed, are intended, among others, to further the Company’s development as an interactive entertainment media company and to provide Cloudary with a sharper focus and greater flexibility to pursue strategic opportunities in enhancing its leadership position in the online literature industry. The Company expects to remain Cloudary’s majority shareholder after the completion of the Proposed IPO.
Ku6 Restructuring
In July 2009, the Company acquired a 52.6% interest in Ku6 (previously referred to as “Hurray Holding” before August 17, 2010) through a tender offer. Ku6 is Nasdaq listed company originally engaged in artist development, music production and offline CD distribution in China and distribution of music and music-related products such as ringtones, ring-back tones, and truetones, to mobile users in China through a wide range of wireless value-added services (“WVAS”) platforms over mobile networks and through the internet. In September 2009, the Company further acquired a 3.6% equity interest in Ku6, for a consideration of US$3.1 million (equivalent to RMB21.3 million) and its total equity interest in Ku6 increased from 52.6% to 56.2% as of December 31, 2009.
In January, 2010, Ku6 acquired 100% equity interests of Ku6 Holding Limited (“Ku6 Holding”), a leading online video portal in China, by issuing an aggregate of 723,684,204 ordinary shares of Ku6. After the closing of the acquisition of Ku6 Holding, the Company’s equity interest in Ku6 was diluted from 56.1% to about 42.1%.
In May 2010, Ku6 sold all of its 51% equity interest in Beijing Huayi Brothers Music Co., Ltd. (“Huayi Music”) to Huayi Brothers Media Corporation. (“Huayi Media”) for an aggregate consideration of RMB34,450,000. As a result of the disposal of Huayi Music in May 2010, the Company adjusted its consolidated financial statements for the years ended December 31, 2009 and 2010 to present the recorded music businesses of Huayi Music as discontinued operations. See Note 6.
In August 2010, Ku6 (1) the disposed of all of its remaining subsidiaries and VIEs of wireless value-added services (“WVAS”) and recorded music businesses as well as the equity investment in an affiliated company to the Company for $37.2 million (equivalent to RMB252.9 million) in cash and (2) acquired 75% equity interests of Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”), an online audio business, from the Company by issuing 415,384,615 ordinary shares of Ku6 to the Company (collectively the “Restructuring”). Then Hurray Holding changed its name to Ku6 and its trading symbol on the Nasdaq from HRAY to KUTV. After the closing of the Restructuring and as of December 31, 2010, the Company’s equity interest in Ku6 was 51.7%. See Note 3.